STATEMENT OF CASH FLOWS (USD $)	11 Months Ended
Dec. 31, 2012
Cash Flows from operating activities:
Net loss	$ (3,108,717)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	3,064,114
Interest reinvested into Trust Account	(3,785)
Changes in operating assets and liabilities:
Accrued operating expenses	21,722
Net cash used in operating activities	(26,666)
Cash flows from investing activities:
Principal deposited in Trust Account	(57,165,000)
Net cash used in investing activities	(57,165,000)
Cash flows from financing activities:
Proceeds from sale of common stock to founder	25,000
Proceeds from note payable to related party	85,650
Advance from related party, net of repayments	19,254
Net proceeds from public offering	53,759,897
Proceeds from underwriters unit purchase option	100
Gross proceeds from private placement	3,680,000
Repayment of note payable - related party	(50,000)
Net cash provided by financing activities	57,519,901
Increase in cash during period	328,235
Cash at beginning of period	0
Cash at end of period	328,235
Supplemental disclosure of non-cash financing activities:
Accrued offering cost	$ 72,105